Pension and Other Post-retirement Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Pension Benefits
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,232,626	$ 1,179,777
Actual return on plan assets	184,126	76,756
Employer contributions	21,354	30,529
Benefits paid	(58,153)	(54,436)
Fair value of plan assets at end of year	1,379,953	1,232,626
Funded status at end of year	(80,145)	(162,244)
Post-retirement Benefits
Change in plan assets
Participant contributions	2,661	2,959
Employer contributions	20,889	23,807
Benefits paid	(23,550)	(26,766)
Funded status at end of year	$ (304,683)	$ (317,472)